REDEEMABLE CONVERTIBLE PREFERRED SHARES - Group's Preferred Shares activities (Details) $ in Thousands	1 Months Ended			12 Months Ended
	May 31, 2017 USD ($) shares	May 31, 2015 USD ($) shares	Oct. 31, 2014 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 HKD ($) shares	Dec. 31, 2018 HKD ($) shares	Dec. 31, 2017 HKD ($) shares
Temporary Equity [Line Items]
Balance at the beginning of the period					$ 1,250,472,000
Preferred shares redemption value accretion				$ 1,580	12,309,000	$ 66,998,000	$ 47,715,000
Conversion and redesignation of Preferred Shares					$ 1,262,781,000
Balance at the end of the period						$ 1,250,472,000
Series A convertible redeemable preferred shares
Temporary Equity [Line Items]
Balance at the beginning of the period | shares				125,000,000	125,000,000	125,000,000	125,000,000
Issuance of Preferred Shares | shares			250,000
Conversion and redesignation of preferred shares into ordinary shares (In shares) | shares				(125,000,000)	(125,000,000)
Balance at the end of the period | shares				0	0	125,000,000	125,000,000
Balance at the beginning of the period					$ 68,072,045	$ 64,780,253	$ 61,506,395
Issuance of Preferred Shares			$ 7,000
Preferred shares redemption value accretion					604,779	3,291,792	3,273,858
Conversion and redesignation of Preferred Shares					$ (68,676,824)
Balance at the end of the period						$ 68,072,045	$ 64,780,253
Series A-1 convertible redeemable preferred shares
Temporary Equity [Line Items]
Balance at the beginning of the period | shares				23,437,500	23,437,500	23,437,500	23,437,500
Issuance of Preferred Shares | shares			46,875
Conversion and redesignation of preferred shares into ordinary shares (In shares) | shares				(23,437,500)	(23,437,500)
Balance at the end of the period | shares				0	0	23,437,500	23,437,500
Balance at the beginning of the period					$ 14,586,871	$ 13,881,487	$ 13,179,946
Issuance of Preferred Shares			$ 1,500
Preferred shares redemption value accretion					129,595	705,384	701,541
Conversion and redesignation of Preferred Shares					$ (14,716,466)
Balance at the end of the period						$ 14,586,871	$ 13,881,487
Series B convertible redeemable preferred shares
Temporary Equity [Line Items]
Balance at the beginning of the period | shares				88,423,500	88,423,500	88,423,500	88,423,500
Issuance of Preferred Shares | shares		176,847
Conversion and redesignation of preferred shares into ordinary shares (In shares) | shares				(88,423,500)	(88,423,500)
Balance at the end of the period | shares				0	0	88,423,500	88,423,500
Balance at the beginning of the period					$ 282,627,380	$ 268,519,700	$ 254,488,880
Issuance of Preferred Shares		$ 30,000
Preferred shares redemption value accretion					2,591,909	14,107,680	14,030,820
Conversion and redesignation of Preferred Shares					$ (285,219,289)
Balance at the end of the period						$ 282,627,380	$ 268,519,700
Series C convertible redeemable preferred shares
Temporary Equity [Line Items]
Balance at the beginning of the period | shares				128,844,812	128,844,812	128,844,812
Issuance of Preferred Shares | shares	128,844,812						128,844,812
Conversion and redesignation of preferred shares into ordinary shares (In shares) | shares	5,878,794			(128,844,812)	(128,844,812)
Balance at the end of the period | shares				0	0	128,844,812	128,844,812
Balance at the beginning of the period					$ 777,835,453	$ 734,871,721
Issuance of Preferred Shares	$ 91,362						$ 708,765,649
Preferred shares redemption value accretion					7,893,436	42,963,732	26,106,072
Conversion and redesignation of Preferred Shares					$ (785,728,889)
Balance at the end of the period						$ 777,835,453	$ 734,871,721
Series C-1 convertible redeemable preferred shares
Temporary Equity [Line Items]
Balance at the beginning of the period | shares				12,225,282	12,225,282	12,225,282
Issuance of Preferred Shares | shares	12,225,282						12,225,282
Conversion and redesignation of preferred shares into ordinary shares (In shares) | shares				(12,225,282)	(12,225,282)
Balance at the end of the period | shares				0	0	12,225,282	12,225,282
Balance at the beginning of the period					$ 107,351,218	$ 101,421,674
Issuance of Preferred Shares	$ 12,609						$ 97,818,708
Preferred shares redemption value accretion					1,089,395	5,929,544	3,602,966
Conversion and redesignation of Preferred Shares					$ (108,440,613)
Balance at the end of the period						$ 107,351,218	$ 101,421,674